Equity-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of other equity instruments
The below table summarizes unvested share movements for all Alcon equity-based incentive plans for the years ended December 31, 2025 and 2024.

	2025			2024
	Number of shares in thousands	Weighted average fair value at grant date in $	Fair value at grant date in $ millions	Number of shares in thousands	Weighted average fair value at grant date in $	Fair value at grant date in $ millions
Unvested shares at January 1	5,167	74.63	386	4,942	71.82	355
Granted
Restricted awards	1,465	88.69	130	1,560	80.95	126
Performance awards	1,180	85.78	101	771	77.99	60
Vested	(1,751)	77.39	(136)	(1,902)	73.76	(140)
Forfeited	(335)	81.49	(27)	(204)	75.72	(15)
Unvested shares at December 31	5,726	79.30	454	5,167	74.63	386

Summary of shares authorized
The below table summarizes the number of shares authorized under the plans as of December 31, 2025.

(thousands)	Authorized shares
Long-term Incentive Plan	20,000
Deferred Bonus Stock Plan(1)	1,500
Swiss Employee Share Ownership Plan	475
Other share savings plans	275
Total	22,250
(1)    No grants under the Deferred Bonus Stock Plan were made in 2025, 2024 or 2023.